STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

14. STOCK-BASED COMPENSATION

The Company has adopted an equity incentive plan, as amended on May 2, 2021 (“The Plan”), which allows the Company to compensate qualifying Plan participants through stock-based arrangements and provide them with opportunities for stock ownership in the Company, thereby seeking to align the interests of such persons with the Company’s shareholders. Under the Plan, the Company may grant stock options, RSUs, performance compensation awards, and unrestricted stock bonuses or purchases. The maximum number of Equity Shares that may be issued under the Plan and any other security-based compensation agreements shall not exceed 12% of the total number of fully diluted shares issued and outstanding from time to time.

In addition, the Company established a restricted stock plan (the “AcquisitionCo Plan”) to facilitate the granting of restricted Exchangeable Shares. Any shares issued under the AcquisitionCo Plan will reduce the number of Equity Shares that may be awarded under the Plan on a one-for-one basis.

The stock-based compensation expense is based on either the Company’s share price for service-based conditions or the Company’s share price fair value on the date of the grant. The RSUs vest over a one to four-year period, based on service, market, and/or performance conditions. During the year ended December 31, 2022, there were 650 of both market and performance based RSUs outstanding, totaling 1,300. During the years ended December 31, 2022, and 2021, the Company recognized stock-based compensation relating to the granting of RSUs in the current and prior periods, except for the market and performance based RSUs as they did not meet the probable threshold. Any cumulative adjustment prior to vesting is recognized in the current period with no adjustment to prior periods for expense previously recognized. During the years ended December 31, 2022, and 2021, there were 78 and nil forfeitures of nonvested RSUs, respectively.

During the years ended December 31, 2022 and 2021, 2,135 Equity Shares vested, of which 1,459 were issued due to net settlement, and 1,916 of which 925 were issued due to net settlement, respectively. During the years ended December 31, 2022 and 2021, the result of the net settlement was 676 Equity Shares were withheld with a total value of $5,258, and 991 Equity Shares were withheld with a total value of $28,536 to pay income taxes on behalf of the grantees, respectively. As of December 31, 2022, the average remaining life of unvested RSUs is one year and three months with an expected expense over the next 12 months of $21,538 with an aggregate intrinsic value of $16,135 using the stock price as of December 31, 2022, and as of December 31, 2021, the average remaining life of unvested RSUs is one year with an expected expense over the next 12 months of $37,910, with an aggregate intrinsic value of $113,417 using the stock price as of December 31, 2021.

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
RSUs outstanding and nonvested, as of January 1, 2021	4,235	$16.63
Granted	5,781	17.79
Vested	(1,916)	18.44
RSUs outstanding and nonvested, as of December 31, 2021	8,100	18.83
Granted	741	6.45
Vested	(2,135)	18.58
Forfeited	(78)	15.90
RSUs outstanding and nonvested, as of December 31, 2022	6,628	$17.56

14. STOCK-BASED COMPENSATION (Continued)

Options

Other than as described below, no options have been granted during either of the years ended December 31, 2022 and 2021.As part of the Liberty acquisition, the Company issued replacement options to certain employees of Liberty who became employees of the Company and recorded additional paid-in capital of $4,453 in relation to 248 options, which were fully vested as of the date of acquisition. The range of exercise price is between $8.47 and $23.66. As of December 31, 2022 and 2021,the weighted average remaining life of the options is under eight months and one year , respectively, with an aggregate intrinsic value of $nil and $400, respectively.

	Number of	Weighted Average
	Options	Fair Value
Balance as of January 1, 2021	—	$—
Replacement options issued	248	17.93
Options exercised	(37)	17.93
Options sold to cover income taxes	(13)	17.93
Balance as of December 31, 2021	198	17.93
Options exercised	(33)	17.93
Balance as of December 31, 2022	165	17.93